QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2014

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	80.84%

	AEROSPACE	5.29%
8,850	The Boeing Company		$1,150,323

	BANKS	9.21%
61,800	Bank of America Corp.		1,105,602
16,600	Citigroup Inc.		898,226

			2,003,828

	BEVERAGES	1.31%
2,500	Diageo PLC Spons ADR		285,225

	COMPUTERS	18.84%
13,400	Apple Inc.		1,479,092
20,000	Hewlett-Packard Co.		802,600
27,000	Intel Corp.		979,830
18,000	Microsoft Corp.		836,100

			4,097,622

	DIVERSIFIED MANUFACTURING	9.06%
5,200	Cummins Inc.		749,684
33,000	General Electric Co.		833,910
4,750	Philip Morris International		386,887

			1,970,481

	MEDICAL	6.33%
6,100	Johnson & Johnson		637,877
13,000	Merck & Co. Inc.		738,270

			1,376,147

	OIL	7.46%
18,530	BP plc Spons ADR		706,364
7,300	Exxon Mobil Corp.		674,885
13,200	Transocean Ltd.		241,956

			1,623,205

	RETAIL	8.64%
154,000	J.C. Penney Co., Inc.		997,920
11,600	Target Corp.		880,556

			1,878,476

	TELECOMMUNICATIONS	10.64%
27,500	AT&T Inc.		923,725
120,000	Nokia Corp. Spons ADR		943,200
9,550	Verizon Communications Inc.		446,749

			2,313,674

	TRANSPORTATION	4.06%
56,950	Ford Motor Co.		882,725

	TOTAL COMMON STOCKS	80.84%	17,581,706

	WARRANTS	6.49%

	FINANCIAL	6.49%
32,000	JP Morgan Chase & Co. Warrant 10/28/18, strike $42.391		665,600
35,000	Wells Fargo & Co. Warrant 10/28/18, strike $34.01		747,600

	TOTAL WARRANTS		1,413,200

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	CORPORATE BONDS	0.48%

	RETAIL	0.48%
100,000	JC Penney Corp Inc, 6.875%; October 15, 2015		$102,750

	TOTAL CORPORATE BONDS		102,750

	MONEY MARKET FUND	11.65%
2,533,929	Fidelity Institutional Money Market Fund 0.04%*		2,533,929

	TOTAL INVESTMENTS	99.46%	21,631,585
	Other assets, net of liabilities	0.54%	116,668

	NET ASSETS	100.00%	$21,748,253

* Effective 7 day yield as of December 31, 2014.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$19,097,656	-	-	$19,097,656
Money Market	2,533,929	-	-	2,533,929

	$21,631,585	-	-	$21,631,585

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2014.

At December 31, 2014 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $16,254,354 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,121,872
Gross unrealized depreciation	(744,641)

Net unrealized appreciation	$5,377,231

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.    Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 25, 2015

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	February 25, 2015